Options and Warrants (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of the year	17,567,326	19,530,441
Granted		5,305,513
Exercised	(1,000,000)	(6,268,628)
Forfeited
Cancelled
Expired		(1,000,000)
Outstanding and exercisable at end of the year	16,567,326	17,567,326
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of the year	$ 0.93	$ 1.08
Granted		0.86
Exercised	0.0001	1.33
Forfeited
Cancelled
Expired		1
Outstanding at end of the year	$ 1.02	$ 0.93